Basis of Presentation of the Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2017
Statement Of Compliance And Basis Of Presentation [Abstract]
Disclosure Of Proportion Of Net Assets Market Value Explanatory

(ii) Cash and cash equivalents remaining after excluding the 2013 capital increase proceeds, were allocated based on the exercise carried out by Enersis’ management, the ratios obtained for the division of the cash and cash equivalents, were as follows:

	Proportion of Net Assets Market Value
Entity	Chile	Américas
Enersis	42%	58%
Endesa S.A.	66%	34%
Chilectra S.A.	63%	37%

Disclosure Of Breakdown Of Allocated Employees Explanatory

The table below sets forth the breakdown of employees allocated to the Company and Enel Américas:

	Employee Allocation
Entity	Chile	Américas
Enersis	391	87
Endesa S.A.	925	7
Chilectra S.A.	668	2

Total	1,984	96